Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (2.2%)
	Cogent Communications Holdings Inc.	374,416	23,858
	Lumen Technologies Inc.	8,099,900	21,465
*	Yelp Inc. Class A	615,392	18,893
	Shutterstock Inc.	211,785	15,376
*	Cinemark Holdings Inc.	944,111	13,963
*	Cars.com Inc.	548,306	10,582
	Telephone & Data Systems Inc.	874,394	9,190
	Scholastic Corp.	261,203	8,938
*	TechTarget Inc.	234,244	8,461
	Shenandoah Telecommunications Co.	439,795	8,365
*	Gogo Inc.	571,355	8,285
*	QuinStreet Inc.	448,207	7,113
*	Thryv Holdings Inc.	269,268	6,209
*	EW Scripps Co. Class A	508,996	4,790
*	AMC Networks Inc. Class A	245,290	4,312
	ATN International Inc.	94,658	3,873
	Marcus Corp.	213,173	3,411
*	Gannett Co. Inc.	1,281,902	2,397
*	Consolidated Communications Holdings Inc.	641,253	1,654
			181,135
Consumer Discretionary (14.0%)
	Academy Sports & Outdoors Inc.	691,195	45,100
*	Asbury Automotive Group Inc.	195,246	41,002
	Meritage Homes Corp.	321,752	37,568
	Signet Jewelers Ltd.	400,917	31,183
	Group 1 Automotive Inc.	129,423	29,304
	LCI Industries	224,459	24,661
	Installed Building Products Inc.	207,607	23,673
	Steven Madden Ltd.	646,411	23,271
*	Cavco Industries Inc.	71,526	22,727
*	Tri Pointe Homes Inc.	893,575	22,625
*	Sonos Inc.	1,122,549	22,024
	Cracker Barrel Old Country Store Inc.	193,000	21,925
*	Dorman Products Inc.	249,424	21,515
	Kontoor Brands Inc.	438,129	21,201
	American Eagle Outfitters Inc.	1,537,336	20,662
*	LGI Homes Inc.	180,360	20,566
	MDC Holdings Inc.	518,254	20,145
*	Frontdoor Inc.	718,967	20,045
	Bloomin' Brands Inc.	777,216	19,936
*	Boot Barn Holdings Inc.	259,746	19,907

		Shares	Market Value ($000)
*	Shake Shack Inc. Class A	329,560	18,287
	Strategic Education Inc.	197,227	17,717
*	Gentherm Inc.	291,836	17,633
*	Six Flags Entertainment Corp.	652,772	17,436
	Hanesbrands Inc.	3,087,800	16,242
*	ODP Corp.	356,239	16,024
	Jack in the Box Inc.	181,783	15,922
	Century Communities Inc.	248,369	15,876
*	Adtalem Global Education Inc.	402,089	15,529
	Winnebago Industries Inc.	268,890	15,515
*	M/I Homes Inc.	244,406	15,420
	Cheesecake Factory Inc.	422,828	14,820
*	Brinker International Inc.	389,811	14,813
*	Sally Beauty Holdings Inc.	948,263	14,774
*	Urban Outfitters Inc.	530,706	14,711
*	Leslie's Inc.	1,312,103	14,446
*	Stride Inc.	361,697	14,197
	Oxford Industries Inc.	131,498	13,885
	Monro Inc.	277,984	13,741
*	Vista Outdoor Inc.	494,953	13,715
*	Dave & Buster's Entertainment Inc.	367,851	13,533
*	National Vision Holdings Inc.	697,614	13,143
	Patrick Industries Inc.	190,752	13,126
*	Sabre Corp.	2,894,187	12,416
*	Abercrombie & Fitch Co. Class A	432,519	12,002
*	XPEL Inc.	173,712	11,804
	Wolverine World Wide Inc.	689,988	11,764
	La-Z-Boy Inc.	380,972	11,079
	Upbound Group Inc.	442,523	10,846
*	iRobot Corp.	241,175	10,525
	Buckle Inc.	270,643	9,659
	Dine Brands Global Inc.	137,353	9,291
	Sturm Ruger & Co. Inc.	160,093	9,196
*	Green Brick Partners Inc.	242,848	8,514
	Monarch Casino & Resort Inc.	114,651	8,501
*	Golden Entertainment Inc.	193,563	8,422
	Sonic Automotive Inc. Class A	148,668	8,079
*	Perdoceo Education Corp.	595,660	8,000
*	American Axle & Manufacturing Holdings Inc.	1,014,139	7,920
	Caleres Inc.	314,735	6,808
	Hibbett Inc.	113,345	6,685
	Standard Motor Products Inc.	167,276	6,174
*	Chico's FAS Inc.	1,104,246	6,073
*	BJ's Restaurants Inc.	208,123	6,065
*	Mister Car Wash Inc.	697,151	6,009
*	G-III Apparel Group Ltd.	380,732	5,920
*	Sleep Number Corp.	193,908	5,897
*	Chuy's Holdings Inc.	160,389	5,750
	Ethan Allen Interiors Inc.	209,224	5,745
*	MarineMax Inc.	192,556	5,536
	Guess? Inc.	271,361	5,281
	Ruth's Hospitality Group Inc.	266,224	4,371
*	Children's Place Inc.	106,989	4,306
	Movado Group Inc.	142,945	4,112
*	America's Car-Mart Inc.	51,400	4,071
	Haverty Furniture Cos. Inc.	123,981	3,956
*	Genesco Inc.	105,384	3,887
	Designer Brands Inc. Class A	442,309	3,866

		Shares	Market Value ($000)
	Shoe Carnival Inc.	148,734	3,815
	PetMed Express Inc.	185,235	3,008
	Big Lots Inc.	252,789	2,771
	Aaron's Co. Inc.	269,356	2,602
*	Zumiez Inc.	136,112	2,510
	El Pollo Loco Holdings Inc.	176,384	1,691
			1,134,472
Consumer Staples (5.4%)
*	elf Beauty Inc.	446,357	36,757
*	Simply Good Foods Co.	746,964	29,707
*	Hostess Brands Inc. Class A	1,188,010	29,558
*	TreeHouse Foods Inc.	449,949	22,691
	Inter Parfums Inc.	157,298	22,374
	WD-40 Co.	120,760	21,501
	Cal-Maine Foods Inc.	334,946	20,395
	J & J Snack Foods Corp.	133,759	19,826
	Edgewell Personal Care Co.	456,970	19,385
	Nu Skin Enterprises Inc. Class A	437,400	17,194
	PriceSmart Inc.	224,023	16,013
	Vector Group Ltd.	1,162,493	13,961
*	United Natural Foods Inc.	528,367	13,922
*	Central Garden & Pet Co. Class A	352,925	13,789
*	Hain Celestial Group Inc.	787,060	13,498
	MGP Ingredients Inc.	134,467	13,006
	Universal Corp.	216,805	11,467
	Andersons Inc.	276,326	11,418
*	National Beverage Corp.	207,600	10,945
*	Chefs' Warehouse Inc.	301,735	10,274
	Medifast Inc.	95,737	9,925
	B&G Foods Inc.	632,562	9,824
	Fresh Del Monte Produce Inc.	276,755	8,333
	SpartanNash Co.	324,087	8,037
	John B Sanfilippo & Son Inc.	81,953	7,943
	Tootsie Roll Industries Inc.	165,946	7,453
*	USANA Health Sciences Inc.	98,984	6,226
	Calavo Growers Inc.	155,996	4,488
*	Central Garden & Pet Co.	101,630	4,173
*	Seneca Foods Corp. Class A	46,975	2,455
			436,538
Energy (4.5%)
	Helmerich & Payne Inc.	958,856	34,279
	Civitas Resources Inc.	454,923	31,089
	SM Energy Co.	1,068,166	30,080
	Patterson-UTI Energy Inc.	1,989,693	23,279
	Northern Oil & Gas Inc.	647,215	19,643
	CONSOL Energy Inc.	284,803	16,595
*	Oceaneering International Inc.	919,774	16,216
*	Green Plains Inc.	510,741	15,828
*	Callon Petroleum Co.	452,784	15,141
*	Par Pacific Holdings Inc.	498,079	14,544
	World Fuel Services Corp.	549,441	14,038
*	NexTier Oilfield Solutions Inc.	1,411,300	11,220
*	Helix Energy Solutions Group Inc.	1,267,836	9,813
*	Nabors Industries Ltd.	79,516	9,694
	Archrock Inc.	969,412	9,471
	Core Laboratories NV	411,753	9,079
	Comstock Resources Inc.	814,400	8,787

		Shares	Market Value ($000)
*	Talos Energy Inc.	581,610	8,631
*	Dril-Quip Inc.	299,272	8,586
*	US Silica Holdings Inc.	666,828	7,962
	Ranger Oil Corp.	171,829	7,018
*	Vital Energy Inc.	149,204	6,795
*	ProPetro Holding Corp.	847,373	6,093
	Dorian LPG Ltd.	288,394	5,751
	RPC Inc.	736,598	5,664
*	Oil States International Inc.	569,324	4,742
*	Bristow Group Inc. Class A	206,882	4,634
	CVR Energy Inc.	126,756	4,155
*	REX American Resources Corp.	137,183	3,922
*	DMC Global Inc.	163,662	3,596
			366,345
Financials (16.4%)
	Radian Group Inc.	1,374,000	30,365
	United Community Banks Inc.	1,015,700	28,562
	Assured Guaranty Ltd.	531,373	26,712
	Independent Bank Corp.	399,100	26,189
	Community Bank System Inc.	473,888	24,874
*	Mr Cooper Group Inc.	606,431	24,845
	ServisFirst Bancshares Inc.	427,118	23,333
	First Hawaiian Inc.	1,113,732	22,976
	American Equity Investment Life Holding Co.	614,241	22,414
	Atlantic Union Bankshares Corp.	615,900	21,587
*	Genworth Financial Inc. Class A	4,281,010	21,491
	Ameris Bancorp	569,887	20,846
	Walker & Dunlop Inc.	270,499	20,604
	WSFS Financial Corp.	545,357	20,511
	Pacific Premier Bancorp Inc.	840,234	20,182
	Seacoast Banking Corp. of Florida	830,956	19,694
	Simmons First National Corp. Class A	1,119,639	19,583
	EVERTEC Inc.	576,752	19,465
	CVB Financial Corp.	1,122,821	18,729
*	StoneX Group Inc.	179,968	18,632
	First Bancorp (XNYS)	1,617,862	18,476
	First Financial Bancorp	814,968	17,742
	Washington Federal Inc.	579,500	17,455
*	Axos Financial Inc.	472,666	17,451
	Piper Sandler Cos.	121,664	16,864
*	NMI Holdings Inc. Class A	741,150	16,550
	Banner Corp.	298,783	16,245
	Renasant Corp.	496,258	15,176
	BankUnited Inc.	669,261	15,112
	Park National Corp.	126,667	15,019
	Independent Bank Group Inc.	312,229	14,472
	Lakeland Financial Corp.	223,569	14,004
	First Bancorp (XNGS)	394,235	14,003
*	Bancorp Inc.	486,731	13,555
	Northwest Bancshares Inc.	1,122,539	13,504
	Bread Financial Holdings Inc.	439,339	13,321
*	Trupanion Inc.	310,221	13,305
*	PRA Group Inc.	341,449	13,303
	BancFirst Corp.	154,259	12,819
	NBT Bancorp Inc.	379,398	12,790
	Trustmark Corp.	516,839	12,766
	Provident Financial Services Inc.	657,259	12,606
*	Enova International Inc.	277,676	12,337

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	222,620	12,289
	Hilltop Holdings Inc.	408,074	12,108
	Horace Mann Educators Corp.	361,195	12,093
	City Holding Co.	132,432	12,035
	FB Financial Corp.	382,596	11,891
*	Triumph Financial Inc.	199,164	11,563
	Virtus Investment Partners Inc.	60,390	11,498
	Stellar Bancorp Inc.	457,912	11,269
	National Bank Holdings Corp. Class A	333,272	11,151
*	Payoneer Global Inc.	1,764,119	11,079
	Apollo Commercial Real Estate Finance Inc.	1,149,442	10,701
	S&T Bancorp Inc.	338,882	10,658
	Berkshire Hills Bancorp Inc.	423,361	10,609
	OFG Bancorp	423,615	10,565
	Westamerica Bancorp	237,346	10,514
*	PROG Holdings Inc.	441,033	10,492
*	Encore Capital Group Inc.	206,286	10,407
	First Commonwealth Financial Corp.	837,002	10,404
	Hope Bancorp Inc.	1,046,141	10,273
	Employers Holdings Inc.	241,942	10,087
	Pathward Financial Inc.	240,946	9,997
	Safety Insurance Group Inc.	130,327	9,712
	PennyMac Mortgage Investment Trust	783,955	9,666
	Stewart Information Services Corp.	239,189	9,651
	Two Harbors Investment Corp.	640,714	9,425
*	Avantax Inc.	357,064	9,398
	Eagle Bancorp Inc.	274,988	9,204
*	Donnelley Financial Solutions Inc.	223,308	9,124
	ProAssurance Corp.	475,419	8,786
	Southside Bancshares Inc.	263,577	8,751
*	Green Dot Corp. Class A	505,480	8,684
	Veritex Holdings Inc.	474,668	8,667
	AMERISAFE Inc.	171,341	8,387
	WisdomTree Inc.	1,414,379	8,288
	New York Mortgage Trust Inc.	814,877	8,116
	Brookline Bancorp Inc.	763,121	8,013
*	SiriusPoint Ltd.	976,845	7,942
*	Ambac Financial Group Inc.	502,705	7,782
	Capitol Federal Financial Inc.	1,106,509	7,447
	Mercury General Corp.	233,435	7,409
	Tompkins Financial Corp.	110,313	7,304
	James River Group Holdings Ltd.	331,140	6,838
	Brightsphere Investment Group Inc.	288,135	6,794
	Redwood Trust Inc.	993,588	6,697
	United Fire Group Inc.	251,808	6,686
	Dime Community Bancshares Inc.	285,341	6,483
*	EZCORP Inc. Class A	751,977	6,467
	Heritage Financial Corp.	289,807	6,202
*	Customers Bancorp Inc.	329,886	6,110
	Banc of California Inc.	484,161	6,067
	Preferred Bank	107,856	5,912
	KKR Real Estate Finance Trust Inc.	507,119	5,776
	TrustCo Bank Corp.	168,571	5,384
	Ready Capital Corp.	527,769	5,367
	Franklin BSP Realty Trust Inc.	447,423	5,338
	Northfield Bancorp Inc.	365,698	4,308
	Universal Insurance Holdings Inc.	236,235	4,304
	Central Pacific Financial Corp.	234,714	4,201

		Shares	Market Value ($000)
	Hanmi Financial Corp.	222,024	4,123
	B. Riley Financial Inc.	140,654	3,993
*	LendingTree Inc.	149,550	3,987
	ARMOUR Residential REIT Inc.	662,985	3,481
	Invesco Mortgage Capital Inc.	309,808	3,436
	Ellington Financial Inc.	272,824	3,331
	HCI Group Inc.	59,706	3,200
	HomeStreet Inc.	153,194	2,756
*	World Acceptance Corp.	29,258	2,437
			1,323,586
Health Care (10.9%)
	Ensign Group Inc.	493,241	47,124
*	Merit Medical Systems Inc.	500,416	37,006
*	AMN Healthcare Services Inc.	382,137	31,702
*	Cytokinetics Inc.	834,132	29,353
	CONMED Corp.	268,852	27,923
*	Prestige Consumer Healthcare Inc.	441,528	27,653
	Select Medical Holdings Corp.	919,458	23,768
*	Tandem Diabetes Care Inc.	566,300	22,997
*	Integer Holdings Corp.	292,614	22,678
*	Certara Inc.	927,664	22,366
*	Glaukos Corp.	421,074	21,096
*	NeoGenomics Inc.	1,113,008	19,377
*	NuVasive Inc.	460,588	19,027
*	Corcept Therapeutics Inc.	842,629	18,251
*	Supernus Pharmaceuticals Inc.	474,526	17,192
*	Myriad Genetics Inc.	713,645	16,578
*	Pacira BioSciences Inc.	403,300	16,459
*	Vir Biotechnology Inc.	669,357	15,576
*	CorVel Corp.	80,472	15,312
*	Addus HomeCare Corp.	142,532	15,217
*	Xencor Inc.	529,063	14,756
	Embecta Corp.	504,122	14,176
*	Catalyst Pharmaceuticals Inc.	847,633	14,054
*	Ironwood Pharmaceuticals Inc. Class A	1,202,496	12,650
*	Apollo Medical Holdings Inc.	346,225	12,627
*	Veradigm Inc.	962,788	12,564
*	Amphastar Pharmaceuticals Inc.	331,958	12,448
*	Avanos Medical Inc.	411,918	12,250
*	Vericel Corp.	415,828	12,192
	US Physical Therapy Inc.	114,600	11,221
*	RadNet Inc.	429,897	10,760
*	Pediatrix Medical Group Inc.	719,849	10,733
*	Ligand Pharmaceuticals Inc.	141,511	10,410
*	Avid Bioservices Inc.	548,505	10,290
*	Dynavax Technologies Corp.	1,046,947	10,271
*	Owens & Minor Inc.	669,908	9,747
*	ModivCare Inc.	112,115	9,427
	LeMaitre Vascular Inc.	171,681	8,836
*	Heska Corp.	89,633	8,750
*	Harmony Biosciences Holdings Inc.	261,710	8,545
*	AdaptHealth Corp. Class A	679,441	8,445
*	Arcus Biosciences Inc.	458,469	8,362
*	NextGen Healthcare Inc.	472,113	8,220
	Mesa Laboratories Inc.	44,267	7,735
*	Cardiovascular Systems Inc.	370,374	7,356
*	uniQure NV	363,804	7,327
*	Collegium Pharmaceutical Inc.	297,480	7,137

		Shares	Market Value ($000)
*	Cross Country Healthcare Inc.	312,675	6,979
*	Enanta Pharmaceuticals Inc.	172,358	6,970
*	BioLife Solutions Inc.	302,577	6,581
*	Varex Imaging Corp.	353,296	6,426
*	Innoviva Inc.	567,018	6,379
*	REGENXBIO Inc.	330,773	6,255
	Simulations Plus Inc.	141,596	6,222
*	Enhabit Inc.	435,661	6,060
*	HealthStream Inc.	215,616	5,843
*	Community Health Systems Inc.	1,102,768	5,404
*	Fulgent Genetics Inc.	172,587	5,388
*	Orthofix Medical Inc.	300,739	5,037
*	Agiliti Inc.	293,721	4,694
*	Artivion Inc.	354,053	4,638
*	ANI Pharmaceuticals Inc.	108,566	4,312
*	Emergent BioSolutions Inc.	387,801	4,018
*	Coherus Biosciences Inc.	566,307	3,874
*	OraSure Technologies Inc.	639,864	3,871
*	Computer Programs & Systems Inc.	124,755	3,768
*	Cutera Inc.	157,125	3,711
*	Anika Therapeutics Inc.	128,584	3,693
*	AngioDynamics Inc.	343,045	3,547
*	Vanda Pharmaceuticals Inc.	486,171	3,301
*	iTeos Therapeutics Inc.	214,770	2,923
	Phibro Animal Health Corp. Class A	175,867	2,694
*	Eagle Pharmaceuticals Inc.	89,733	2,546
*	Inogen Inc.	201,070	2,509
*	Zynex Inc.	196,709	2,361
*	Cara Therapeutics Inc.	396,991	1,949
*	Nektar Therapeutics Class A	1,641,025	1,153
*,1	Lantheus Holdings Inc. CVR	933,227	—
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			881,050
Industrials (17.4%)
	Applied Industrial Technologies Inc.	338,593	48,124
	Comfort Systems USA Inc.	315,056	45,986
*	Aerojet Rocketdyne Holdings Inc.	676,541	38,001
	Mueller Industries Inc.	501,213	36,829
	AAON Inc.	371,305	35,901
	Franklin Electric Co. Inc.	344,594	32,426
	John Bean Technologies Corp.	282,482	30,872
	Encore Wire Corp.	162,333	30,085
	Federal Signal Corp.	533,773	28,936
	Hillenbrand Inc.	607,526	28,876
*	SPX Technologies Inc.	395,452	27,911
	Arcosa Inc.	425,513	26,854
	ABM Industries Inc.	582,438	26,175
	Moog Inc. Class A	252,523	25,442
	Forward Air Corp.	235,502	25,378
*	Dycom Industries Inc.	261,100	24,452
	Albany International Corp. Class A	273,261	24,419
*	Hub Group Inc. Class A	287,444	24,128
	Korn Ferry	466,081	24,115
	UniFirst Corp.	134,010	23,617
*	Resideo Technologies Inc.	1,288,231	23,549
	Brady Corp. Class A	415,039	22,300
	Boise Cascade Co.	345,213	21,835

		Shares	Market Value ($000)
	ESCO Technologies Inc.	225,912	21,563
*	GMS Inc.	371,450	21,503
*	Verra Mobility Corp. Class A	1,232,122	20,847
*	RXO Inc.	1,026,720	20,165
*	AeroVironment Inc.	219,118	20,084
	Matson Inc.	334,288	19,947
	Kennametal Inc.	717,400	19,786
	ArcBest Corp.	212,072	19,600
	EnPro Industries Inc.	182,211	18,930
*	MYR Group Inc.	147,361	18,569
	Barnes Group Inc.	439,393	17,699
	Trinity Industries Inc.	718,531	17,503
	Alamo Group Inc.	89,855	16,548
	Granite Construction Inc.	392,100	16,107
	Veritiv Corp.	117,812	15,921
*	AAR Corp.	280,369	15,294
	Lindsay Corp.	96,113	14,526
	CSG Systems International Inc.	263,326	14,141
*	Gibraltar Industries Inc.	275,737	13,373
*	PGT Innovations Inc.	532,369	13,368
*	KAR Auction Services Inc.	961,809	13,158
	Griffon Corp.	409,490	13,108
	Enerpac Tool Group Corp. Class A	508,283	12,961
	MillerKnoll Inc.	625,453	12,790
	Standex International Corp.	104,178	12,756
*	Allegiant Travel Co.	137,887	12,683
*	3D Systems Corp.	1,161,373	12,450
*	NV5 Global Inc.	110,247	11,462
	Tennant Co.	165,864	11,367
*	NOW Inc.	985,052	10,983
	Marten Transport Ltd.	511,905	10,724
	Wabash National Corp.	426,959	10,499
	HNI Corp.	364,924	10,159
*	SkyWest Inc.	445,871	9,885
	Matthews International Corp. Class A	269,564	9,720
*	CoreCivic Inc.	1,015,815	9,345
	Greenbrier Cos. Inc.	289,464	9,312
*	Masterbrand Inc.	1,133,000	9,109
	AZZ Inc.	220,045	9,075
	Healthcare Services Group Inc.	651,097	9,031
*	GEO Group Inc.	1,100,488	8,683
	Apogee Enterprises Inc.	198,126	8,569
	Astec Industries Inc.	201,966	8,331
*	Proto Labs Inc.	239,587	7,942
*	American Woodmark Corp.	147,696	7,690
*	Triumph Group Inc.	575,591	6,671
	Heartland Express Inc.	417,242	6,642
	Quanex Building Products Corp.	298,444	6,425
	TTEC Holdings Inc.	166,334	6,193
	Deluxe Corp.	377,305	6,037
*	Sun Country Airlines Holdings Inc.	287,600	5,896
	Kaman Corp.	249,112	5,695
*	CIRCOR International Inc.	181,031	5,634
	Pitney Bowes Inc.	1,425,580	5,545
	Heidrick & Struggles International Inc.	175,275	5,321
*	TrueBlue Inc.	287,769	5,122
	Kelly Services Inc. Class A	304,873	5,058
	Resources Connection Inc.	284,047	4,846

		Shares	Market Value ($000)
	Insteel Industries Inc.	171,983	4,785
*	Harsco Corp.	699,792	4,780
*	Titan International Inc.	452,271	4,740
	Interface Inc. Class A	513,131	4,167
*	Hawaiian Holdings Inc.	451,696	4,138
*	DXP Enterprises Inc.	141,952	3,821
*	Viad Corp.	181,986	3,793
	Powell Industries Inc.	82,676	3,521
	National Presto Industries Inc.	47,993	3,460
*	Forrester Research Inc.	98,616	3,190
*	Liquidity Services Inc.	210,749	2,776
			1,411,733
Information Technology (13.3%)
*	Rambus Inc.	953,679	48,886
*	SPS Commerce Inc.	313,297	47,715
*	Insight Enterprises Inc.	271,106	38,757
*	Axcelis Technologies Inc.	289,604	38,590
*	Onto Innovation Inc.	434,296	38,166
*	Fabrinet	321,272	38,154
*	Diodes Inc.	400,720	37,171
	Advanced Energy Industries Inc.	327,414	32,087
*	Sanmina Corp.	517,257	31,548
	Badger Meter Inc.	258,394	31,478
*	Rogers Corp.	165,658	27,073
	Kulicke & Soffa Industries Inc.	501,689	26,434
*	Plexus Corp.	245,896	23,992
*	DoubleVerify Holdings Inc.	772,135	23,280
*	Viasat Inc.	672,900	22,771
*	MaxLinear Inc. Class A	638,725	22,490
*	Alarm.com Holdings Inc.	441,439	22,196
*	Perficient Inc.	305,583	22,060
*	Itron Inc.	396,501	21,986
	Progress Software Corp.	380,998	21,888
*	Extreme Networks Inc.	1,133,991	21,682
*	FormFactor Inc.	679,853	21,653
*	Viavi Solutions Inc.	1,982,416	21,470
	InterDigital Inc.	238,891	17,415
*	NetScout Systems Inc.	602,936	17,274
*	Cohu Inc.	424,103	16,281
*	Agilysys Inc.	173,650	14,328
*	OSI Systems Inc.	139,840	14,314
*	Harmonic Inc.	974,582	14,219
	Methode Electronics Inc.	318,237	13,964
	CTS Corp.	280,827	13,890
*	Knowles Corp.	804,041	13,669
*	Semtech Corp.	563,508	13,603
*	Ultra Clean Holdings Inc.	402,636	13,351
*	LiveRamp Holdings Inc.	572,580	12,557
*	TTM Technologies Inc.	902,981	12,181
*	ePlus Inc.	237,588	11,651
*	PDF Solutions Inc.	259,677	11,010
*	Digi International Inc.	318,650	10,732
*	Cerence Inc.	355,504	9,986
	ADTRAN Holdings Inc.	623,289	9,885
*	Digital Turbine Inc.	797,332	9,855
*	Veeco Instruments Inc.	456,516	9,646
*	Avid Technology Inc.	293,600	9,389
*	Photronics Inc.	549,654	9,113

		Shares	Market Value ($000)
	A10 Networks Inc.	570,763	8,841
*	Ichor Holdings Ltd.	256,805	8,408
	Adeia Inc.	939,586	8,325
	Benchmark Electronics Inc.	318,180	7,538
*	SMART Global Holdings Inc.	435,782	7,513
*	ScanSource Inc.	226,016	6,880
*	Corsair Gaming Inc.	356,103	6,534
*	CEVA Inc.	205,708	6,260
*	OneSpan Inc.	312,683	5,472
*	Consensus Cloud Solutions Inc.	156,566	5,337
*	Alpha & Omega Semiconductor Ltd.	197,667	5,327
*	Clearfield Inc.	111,498	5,194
*	Arlo Technologies Inc.	775,118	4,697
*	NETGEAR Inc.	253,279	4,688
	PC Connection Inc.	99,249	4,462
*	8x8 Inc.	997,501	4,160
*	Xperi Inc.	370,008	4,044
*	FARO Technologies Inc.	164,185	4,041
*	N-able Inc.	288,100	3,803
	Comtech Telecommunications Corp.	245,234	3,061
	Ebix Inc.	207,587	2,738
*	LivePerson Inc.	618,416	2,727
			1,079,890
Materials (5.8%)
*	ATI Inc.	1,136,065	44,829
	Balchem Corp.	285,064	36,055
*	Livent Corp.	1,565,107	33,994
	HB Fuller Co.	473,641	32,421
*	O-I Glass Inc.	1,354,829	30,768
	Quaker Chemical Corp.	119,207	23,597
*	Arconic Corp.	888,977	23,318
	Innospec Inc.	216,886	22,268
	Materion Corp.	182,782	21,203
	Stepan Co.	185,937	19,157
	Carpenter Technology Corp.	420,534	18,823
	Minerals Technologies Inc.	289,697	17,503
	Warrior Met Coal Inc.	457,908	16,810
	Sylvamo Corp.	279,803	12,944
	Kaiser Aluminum Corp.	143,050	10,676
	Compass Minerals International Inc.	304,858	10,454
	Mativ Holdings Inc.	481,122	10,330
	AdvanSix Inc.	246,148	9,420
	Hawkins Inc.	168,722	7,387
	Myers Industries Inc.	326,327	6,993
	SunCoke Energy Inc.	740,920	6,653
	Koppers Holdings Inc.	188,713	6,599
*	TimkenSteel Corp.	357,814	6,562
	Trinseo plc	308,711	6,437
	Haynes International Inc.	115,583	5,789
	American Vanguard Corp.	250,529	5,482
*	Clearwater Paper Corp.	150,557	5,032
*	Century Aluminum Co.	455,777	4,558
	Olympic Steel Inc.	87,273	4,556
*	Rayonier Advanced Materials Inc.	565,296	3,544
	Mercer International Inc.	358,463	3,504
	FutureFuel Corp.	233,876	1,726

		Shares	Market Value ($000)
	Tredegar Corp.	177,147	1,617
			471,009
Real Estate (7.2%)
	Essential Properties Realty Trust Inc.	1,228,910	30,538
	LXP Industrial Trust	2,435,017	25,105
	Sunstone Hotel Investors Inc.	2,114,723	20,893
	Four Corners Property Trust Inc.	735,833	19,764
	SITE Centers Corp.	1,603,887	19,696
	Innovative Industrial Properties Inc.	254,976	19,376
	Pebblebrook Hotel Trust	1,334,475	18,736
	Urban Edge Properties	1,201,318	18,092
	Tanger Factory Outlet Centers Inc.	904,917	17,763
	Outfront Media Inc.	1,076,294	17,468
	CareTrust REIT Inc.	879,882	17,228
*	Cushman & Wakefield plc	1,622,572	17,102
	St. Joe Co.	373,787	15,553
	Retail Opportunity Investments Corp.	1,103,118	15,400
	Kennedy-Wilson Holdings Inc.	920,100	15,264
	DiamondRock Hospitality Co.	1,833,047	14,903
	Elme Communities	822,539	14,691
	Service Properties Trust	1,452,810	14,470
	Alexander & Baldwin Inc.	745,903	14,105
	Getty Realty Corp.	365,548	13,171
	Xenia Hotels & Resorts Inc.	1,005,320	13,160
	LTC Properties Inc.	359,512	12,630
*	Veris Residential Inc.	833,098	12,197
	Global Net Lease Inc.	918,382	11,810
	Acadia Realty Trust	836,556	11,670
	Easterly Government Properties Inc. Class A	799,198	10,981
	Safehold Inc.	336,237	9,875
	SL Green Realty Corp.	412,200	9,695
	NexPoint Residential Trust Inc.	199,783	8,725
	American Assets Trust Inc.	459,973	8,551
	JBG SMITH Properties	561,400	8,455
*	Anywhere Real Estate Inc.	1,495,707	7,897
	Community Healthcare Trust Inc.	209,639	7,673
	Hudson Pacific Properties Inc.	1,120,465	7,451
	Uniti Group Inc.	2,082,409	7,393
	Marcus & Millichap Inc.	226,990	7,289
	Centerspace	132,111	7,217
	RPT Realty	752,092	7,152
	Summit Hotel Properties Inc.	969,070	6,783
	Armada Hoffler Properties Inc.	572,237	6,758
	Office Properties Income Trust	423,458	5,209
	Universal Health Realty Income Trust	100,218	4,821
	Chatham Lodging Trust	434,551	4,558
	Urstadt Biddle Properties Inc. Class A	258,048	4,534
	Saul Centers Inc.	102,349	3,992
	Brandywine Realty Trust	816,862	3,864
	Whitestone REIT	392,070	3,607
	RE/MAX Holdings Inc. Class A	158,545	2,974
	Orion Office REIT Inc.	357,055	2,392
	Douglas Elliman Inc.	588,850	1,831
			580,462
Utilities (2.3%)
	American States Water Co.	329,009	29,246
	California Water Service Group	485,543	28,259

			Shares	Market Value ($000)
		Avista Corp.	657,779	27,923
		Otter Tail Corp.	367,942	26,591
		Chesapeake Utilities Corp.	158,206	20,249
		SJW Group	241,339	18,373
		Northwest Natural Holding Co.	321,425	15,287
		Middlesex Water Co.	154,434	12,064
		Unitil Corp.	145,081	8,275
				186,267
Total Common Stocks (Cost $5,772,701)				8,052,487
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $37,616)	4.839%	376,200	37,616
Total Investments (99.8%) (Cost $5,810,317)				8,090,103
Other Assets and Liabilities—Net (0.2%)				12,238
Net Assets (100%)				8,102,341
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	556	50,415	1,427

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,052,487	—	—	8,052,487
Temporary Cash Investments	37,616	—	—	37,616
Total	8,090,103	—	—	8,090,103

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,427	—	—	1,427
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.